Warrants (Details) - shares	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Notes to Financial Statements
Common Stock Warrants Granted	9,725,000	39,000,000
Common Stock Warrants exercised	47,008,834	3,658,914
Warrants Oustanding	56,934,325	94,218,159